Employee benefits - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€) Plan Person Company Rate	Dec. 31, 2023 EUR (€) Rate	Dec. 31, 2022 EUR (€) Rate
Defined Benefit Plan Disclosure [Line Items]
Number of plans | Plan	1
Multiemployer plan and defined contribution costs, employer contribution, accrued premium	€ 75,900,000	€ 39,200,000
Cymer compensation plan deferral period	3 years
Cymer compensation plan expenses	€ 0	0	€ 0
Deferred compensation plan liability	111,800,000	94,700,000
Compensation plan assets	€ 113,100,000	€ 95,200,000
Netherlands multi-employer union plan
Defined Benefit Plan Disclosure [Line Items]
Number of full time equivalent employees in multiemployer union plans | Person	23,082
Number of full time equivalent employees in multiemployer union plans (in percentage)	53.90%
Number of companies covered by multiemployer plan | Company	1,566
Number of employees covered | Person	183,003
Employer contributions percentage | Rate	28.00%	28.00%	28.00%
Employer contribution under CBA, percentage | Rate	18.20%	18.30%	15.70%
Multi-employer union plan expected contribution	€ 402,000,000
Minimal coverage ratio (in percentage)	1.043	1.043
Multiemployer plan coverage ratio | Rate	113.10%	109.40%
Netherlands multi-employer union plan | Maximum
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plan coverage ratio | Rate	119.10%